Initial Public Offering (Details) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 07, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 05, 2024	Aug. 17, 2023	Jun. 07, 2023
Initial Public Offering [Line Items]
Sold units		24,000,000
Warrant [Member]
Initial Public Offering [Line Items]
Offering costs allocated to derivative warrant liabilities,	$ 668,000
Investors of price per share						$ 1
Class A Common Stock [Member]
Initial Public Offering [Line Items]
Investors of price per share					$ 0.0001
Founder Shares [Member]
Initial Public Offering [Line Items]
Aggregate of amount		$ 3,200,000
Investors price per share		$ 2.37
Founder Shares [Member] | Sponsor [Member]
Initial Public Offering [Line Items]
Number of shares issued		1,350,000
Investors of price per share		$ 0.004
IPO [Member]
Initial Public Offering [Line Items]
Sold units	24,000,000	23,760,000	24,000,000
Aggregate of amount		$ 241,200,000
Sale of stock description		Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).
Number of shares issued	24,000,000
Investors of price per share		$ 10.05	$ 10.05				$ 0.02
IPO [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Offering costs allocated to derivative warrant liabilities,	$ 668,000
IPO [Member] | Class A Common Stock [Member]
Initial Public Offering [Line Items]
Aggregate of amount	240,000,000			$ 240,000,000
Offering costs	17,500,000
Deferred underwriting commissions	$ 12,000,000
Number of shares issued	24,000,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Sold units		3,600,000	3,600,000